Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2022 and 2023 primarily consist of the following currencies:

	As of December 31,
	2022		2023
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	470,428	470,428	430,644	430,644
US$	143,342	996,826	49,855	353,106
GBP	3,365	28,246	2,639	23,860
EUR	1,271	9,435	1,771	13,920
HKD	4,999	4,465	4,560	4,133
JPY	15,327	803	163,121	8,191
SGD	529	2,742	564	3,034
Total cash and cash equivalents		1,512,945		836,888
Restricted cash
US$	6,000	41,383	3,000	21,248
Total cash, cash equivalents and restricted cash		1,554,328		858,136